SCHEDULE OF SUBSIDIARIES DETAILS (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Verde Resources Asia Pacific Limited [Member]
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities and place of operation	Investment holding	Investment holding
Percentage owned	100.00%	100.00%
Verde Resources Sdn Bhd [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities and place of operation	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto
Percentage owned	100.00%	100.00%
Verde Renewables Inc [Member]
Place of incorporation	State of Missouri	State of Missouri, U.S.A.
Principal activities and place of operation	Trading of building materials and management of a processing and packaging facility	Trading of building materials and management of a processing and packaging facility
Percentage owned	100.00%	100.00%
Verde Plus Inc [Member]
Place of incorporation	State of Missouri	State of Missouri, U.S.A.	[1]
Principal activities and place of operation	Production of low-carbon building materials	Production of low-carbon building materials	[1]
Percentage owned	55.00%	55.00%	[1]
Verde Life Inc [Member]
Place of incorporation	State of Oregon	State of Oregon, U.S.A.
Principal activities and place of operation	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar.	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar
Percentage owned	100.00%	100.00%
The Wision Project Sdn Bhd [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities and place of operation	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services
Percentage owned	100.00%	100.00%
Verde Estates LLC [Member]
Place of incorporation	State of Missouri	State of Missouri, U.S.A.
Principal activities and place of operation	Holding real property	Holding real property
Percentage owned	100.00%	100.00%
Bio Resources Limited [Member]
Place of incorporation		Labuan, Malaysia
Principal activities and place of operation		Proprietor of pyrolysis technology
Percentage owned		100.00%
Verde Resources Asia Pacific Pte Ltd [Member]
Place of incorporation	Republic of Singapore
Principal activities and place of operation	Research and experimental development on biotechnology (excluding medical science)
Percentage owned	100.00%

[1]	On October 16, 2024, a new subsidiary, VerdePlus, Inc was incorporated in the State of Missouri, USA with an equity interest of 55%.